Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Allocation Funds – Classes A, B, C	Wells Fargo Advantage International Stock Funds –
Moderate Balanced Fund	Classes A, B, C
Asset Allocation Fund	Emerging Markets Focus Fund
Growth Balanced Fund	International Core Fund
International Equity Fund
Wells Fargo Advantage Allocation Funds – Investor Class	International Value Fund
Balanced Fund
Wells Fargo Advantage International Stock Funds –
Wells Fargo Advantage Dow Jones Target Date Funds –	Investor Class
Classes A, B, C	Overseas Fund
Dow Jones Target Today Fund
Dow Jones Target 2010 Fund	Wells Fargo Advantage International Stock Funds –
Dow Jones Target 2020 Fund	Institutional Class
Dow Jones Target 2030 Fund	Overseas Fund
Dow Jones Target 2040 Fund
Wells Fargo Advantage Large Cap Stock Funds –
Wells Fargo Advantage Equity Gateway Funds –	Classes A, B, C
Classes A, B, C	Endeavor Large Cap Fund
C&B Large Cap Value Fund	Endeavor Select Fund
Diversified Equity Fund	Equity Index Fund
Equity Income Fund	Large Company Core Fund
Equity Value Fund	U.S. Value Fund
Growth Equity Fund	Value Fund
Large Cap Appreciation Fund
Large Company Growth Fund	Wells Fargo Advantage Large Cap Stock Funds –
Small Company Growth Fund	Administrator Class
Small Company Value Fund	Large Company Core Fund
Value Fund
Wells Fargo Advantage Income Funds – Classes A, B, C
High Yield Bond Fund	Wells Fargo Advantage Large Cap Stock Funds –
Income Plus Fund	Investor Class
Inflation-Protected Bond Fund	Value Fund
Intermediate Government Income Fund
Short Duration Government Bond Fund	Wells Fargo Advantage Large Cap Stock Funds – Class Z
Stable Income Fund	Large Company Core Fund
Strategic Income Fund
Total Return Bond Fund	Wells Fargo Advantage Life Stage Portfolios – Investor Class
Ultra-Short Duration Bond Fund	Life Stage - Conservative Portfolio
Life Stage - Moderate Portfolio
Wells Fargo Advantage Income Funds – Administrator Class	Life Stage - Aggressive Portfolio
Intermediate Government Income Fund
Wells Fargo Advantage Municipal Income Funds –
Wells Fargo Advantage Income Funds – Advisor Class	Classes A, B, C
Corporate Bond Fund	California Tax-Free Fund
Colorado Tax-Free Fund
Wells Fargo Advantage Income Funds – Institutional Class	Minnesota Tax-Free Fund
Corporate Bond Fund	National Limited-Term Tax-Free Fund
National Tax-Free Fund
Wells Fargo Advantage Income Funds – Investor Class
Corporate Bond Fund	Wells Fargo Advantage Municipal Income Funds –
Administrator Class
Wells Fargo Advantage Income Funds – Class Z	National Limited-Term Tax-Free Fund
Ultra-Short Duration Bond Fund	National Tax-Free Fund

(Continued on next page)

Wells Fargo Advantage Small and Mid Cap Stock Funds –	Wells Fargo Advantage Specialty Funds – Classes A, B, C
Classes A, B, C	Specialized Financial Services Fund
C&B Mid Cap Value Fund	Specialized Technology Fund
Common Stock Fund
Mid Cap Growth Fund
Small Cap Growth Fund
Small Cap Value Fund

Supplement dated December 17, 2007, to the above Wells Fargo Advantage Fund prospectuses dated on or after February 1, 2007, as previously supplemented, as the case may be.

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees (“Board”) unanimously approved a set of initiatives designed to streamline the Wells Fargo Advantage Funds® and standardize share classes across the fund family. These initiatives include certain fund reorganizations and liquidations, expanding certain share classes within the fund family, closing Class B shares, and modifying certain share class names and features. The Board believes these initiatives are in the best interest of shareholders.

Additional information on the fund reorganizations, the closing of Class B shares and share class modifications follows.

Reorganizations and Meeting of Shareholders

Balanced Fund	Life Stage - Conservative Portfolio	National Tax-Free Fund
Corporate Bond Fund	Life Stage - Moderate Portfolio	Overseas Fund
High Yield Bond Fund	Life Stage - Aggressive Portfolio	Value Fund
Intermediate Government Income Fund	National Limited-Term Tax-Free Fund

The Board unanimously approved the reorganization (each a “Reorganization”, collectively the “Reorganizations”) of specified Funds (“Target Funds”) into certain existing Wells Fargo Advantage Funds (“Acquiring Funds”), as shown in the table below.

Target Fund	Acquiring Fund
Balanced Fund	Asset Allocation Fund
Corporate Bond Fund	Income Plus Fund
High Yield Bond Fund	High Income Fund
Intermediate Government Income Fund	Government Securities Fund
Life Stage - Conservative Portfolio	Moderate Balanced Fund
Life Stage - Moderate Portfolio	Growth Balanced Fund
Life Stage - Aggressive Portfolio	Aggressive Allocation Fund
National Limited-Term Tax-Free Fund	Short-Term Municipal Bond Fund
National Tax-Free Fund	Municipal Bond Fund
Overseas Fund	International Equity Fund
Value Fund	C&B Large Cap Value Fund

Each Reorganization identified in the table above is subject to the satisfaction of certain conditions, including approval by the respective Target Fund shareholders. A special meeting of the shareholders of such Target Funds is expected to be held in the second quarter of 2008 for the purpose of enabling shareholders to vote on whether to approve their respective Reorganization(s). In connection with the Reorganizations, the Life Stage - Conservative Portfolio, Life Stage - Moderate Portfolio, and Life Stage - Aggressive Portfolio (“Life Stage Portfolios”) will be closed to new investors and Class B shares of the National Limited-Term Tax-Free Fund will be closed to new investors and additional investments to existing shareholders, effective at the close of business December 20, 2007.

If shareholders of these Target Funds approve their respective Reorganization(s), the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund in an amount equal to the then current value of the Target Fund shares. Upon completion of each Reorganization, the Target Fund will liquidate by distributing the Acquiring Fund shares to the Target Fund shareholders, so that Target Fund shareholders would receive shares of a specified class of the Acquiring Fund with a total value equal to the then current value of their Target Fund shares, cease operations and dissolve. Each Reorganization, except for the Life Stage Portfolios, is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of these Reorganizations. The Reorganization of each

Life Stage Portfolio is structured as a taxable transaction. Detailed information regarding the taxable nature of this transaction will be included in upcoming proxy materials. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Reorganizations.

Prior to each such Reorganization, Target Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in each Target Fund’s prospectus (except for the Class B shares of the National Limited-Term Tax-Free Fund). Each of these proposed Reorganizations, if approved by shareholders, is expected to occur by the end of the third quarter of 2008.

No shareholder action is necessary at this time. Additional information, including a detailed description of each Reorganization identified in the table above and the Board’s reasons for approving it will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of each such Target Fund by the second quarter of 2008. The Proxy Statement/Prospectus will also confirm the date, time and location of the special shareholder meeting.

Reorganizations Not Requiring Shareholder Approval

Endeavor Large Cap Fund

Equity Index Fund

Large Company Core Fund

Ultra-Short Duration Bond Fund

The Board unanimously approved the Reorganization of the Target Funds identified above into certain existing Acquiring Funds, as shown in the table below. Shareholder approval of these Reorganizations is not required under applicable SEC rules and will not be sought.

Target Fund	Acquiring Fund
Endeavor Large Cap Fund	Capital Growth Fund
Equity Index Fund	Index Fund
Large Company Core Fund	Growth and Income Fund
Ultra-Short Duration Bond Fund	Ultra Short-Term Income Fund

In connection with these Reorganizations, Class B shares of the Endeavor Large Cap Fund and Ultra-Short Duration Bond Fund will be closed to new investors and additional investments from existing shareholders effective at the close of business December 20, 2007.

In its approval of each Reorganization not requiring shareholder approval, the Board considered many factors, including that each Target Fund and its corresponding Acquiring Fund have the same investment adviser and sub-adviser, substantially the same investment objectives and strategies and the same or similar net operating expenses. The Board also considered that shareholders would not bear any expenses associated with, or recognize gain or loss for federal income tax purposes as a result of these Reorganizations.

Each of these Reorganizations will be effected through a transaction structure substantially identical to the transaction structure of the Reorganizations described above under “Reorganizations and Meeting of Shareholders.”

Prior to these Reorganizations, shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in each Target Fund’s prospectus (except for, as noted in this supplement, Class B shares of the Endeavor Large Cap Fund and Ultra-Short Duration Bond Fund). The Reorganizations not requiring shareholder approval are expected to occur by the end of the third quarter of 2008. Upon completion of each such Reorganization, each Target Fund will liquidate by distributing the Acquiring Fund shares to the Target Fund shareholders, so that Target Fund shareholders would receive shares of a specified class of the Acquiring Fund with a total value equal to the then current value of their Target Fund shares, cease operations, and dissolve. A prospectus for the relevant Acquiring Fund will be provided to shareholders of the corresponding Target Fund shortly after completion of the respective Reorganization.

Closing of Class B shares and Share Class Modifications

In addition to the closing of Class B shares of the Endeavor Large Cap Fund, National Limited-Term Tax-Free Fund and the Ultra-Short Duration Bond Fund to new investors and additional investments effective at the close of business December 20, 2007, the Board also approved the closing of all other Wells Fargo Advantage Funds Class B shares, except for the Money Market Fund, to new investors and additional investments from existing shareholders effective on or about the close of business February 14, 2008. The Money Market Fund’s Class B shares will remain open to non-commission sales. Shareholders should contact their financial advisors to make appropriate adjustments to any automatic share purchase or similar plans in effect with respect to closed Class B shares.

Once the Class B shares are closed, existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds subject to the limitations described in each Fund’s prospectus. All Class B share features and attributes, including the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged.

In addition, the Class D and Class Z shares will be renamed Investor Class shares and will be modified to assume the features and attributes associated with Investor Class shares, including their exchange privileges. Likewise, the Advisor Class will be renamed Class A shares and will be modified to assume the features and attributes associated with Class A shares, including their exchange privileges. These share class modifications are expected to take place by the end of the third quarter of 2008. Additional information will be provided to shareholders approximately 60 days in advance of the modifications.

LCR127/P101SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Dividend Income Fund

Administrator Class and Investor Class

Supplement dated December 17, 2007, to the Prospectuses dated December 1, 2007.

This supplement contains important information about the Dividend Income Fund (the “Fund”).

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees (“Board”) unanimously approved a set of initiatives designed to streamline the Wells Fargo Advantage Funds® including certain fund reorganizations and liquidations, and a sub-adviser change for the Fund. The Board believes these initiatives are in the best interest of shareholders.

Additional information on the Fund’s proposed sub-adviser change follows.

Change in Sub-Adviser and Other Investment-Related Changes

The Board unanimously approved the replacement of the Fund’s current sub-adviser with Phocas Financial Corporation (“Phocas”), a registered investment adviser. The proposed sub-advisory arrangement with Phocas is subject to approval by shareholders of the Fund. In order to seek the requisite shareholder approval, the Board has called a special meeting of shareholders of the Fund, at which the shareholders will be asked to consider and vote on a proposal to approve an investment sub-advisory agreement with the new sub-adviser. This proposed new sub-advisory arrangement with Phocas, if approved by shareholders, is expected to occur by the end of the second quarter of 2008. Proxy materials will describe, among other things, the proposed agreement, the new sub-adviser and the investment-related changes referenced below, and are expected to be mailed to record date shareholders in late January 2008. The proxy materials will also confirm the date, time and location of the special shareholder meeting.

The Board also approved changes to the investment objective, principal investment strategy and name of the Fund. In this regard, the Fund’s proposed new investment objective, principal investment strategy and name are intended to more accurately reflect the traditional large cap value style and process proposed to be followed by the new sub-adviser in contrast to the current sub-adviser’s investment strategy, which focuses on dividend yield and dividend paying stocks. These changes would take effect only in conjunction with the establishment of Phocas as the Fund’s new sub-adviser, which, as noted above, is subject to shareholder approval.

LCAM127/P103SP

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Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Nebraska Tax-Free Fund

Administrator Class

Supplement dated December 17, 2007, to the Prospectus dated November 1, 2007.

This supplement contains important information about the Nebraska Tax-Free Fund (the “Fund”).

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees (“Board”) unanimously approved a set of initiatives designed to streamline the Wells Fargo Advantage Funds® including certain fund reorganizations and liquidations. The Board believes these initiatives are in the best interest of shareholders.

Additional information on fund liquidations follows.

Liquidation

The Board unanimously approved the liquidation of the Fund. The liquidation was approved by the Board based, in part, on a review of the Fund’s long-term viability given its current and projected asset size.

Effective at the close of business December 20, 2007, the Fund will be closed to new investors and additional investments from existing shareholders. Existing shareholders may use the proceeds from the redemption of Fund shares to purchase Administrator Class shares of any other Wells Fargo Advantage Fund without the imposition of any minimum investment requirement for a period of 120 days following the date of liquidation. Those shareholders wishing to purchase Administrator Class shares in an amount less than the applicable minimum investment must request the selling agent or shareholder servicing agent for the waiver, identifying themselves at the time of purchase as former Fund shareholders eligible for the waiver, and provide appropriate proof of eligibility.

In order to effect an orderly liquidation, the Fund may need to maintain a larger cash balance than it would under normal circumstances as shareholders redeem shares of the Fund before the date of liquidation. During this period, the Fund may not be in a position to employ its principal investment strategies in order to achieve its stated investment objective as a result of the decrease in the Fund’s assets and may deviate from its stated investment policies during the period between the date of this supplement and the liquidation date.

To avoid adverse tax consequences, the Fund may seek to make a distribution of income and capital gains realized from liquidating its portfolio. The amount of any such distribution cannot yet be determined. It is anticipated that any such gains would be paid to shareholders on or about January 23, 2008. Shareholders of the Fund on the date of liquidation, will receive a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares. Shareholders should consult with their own tax advisors regarding the application of tax laws and the liquidation to their particular situations.

The liquidation is expected to occur on or about January 25, 2008.

MIAM127/P1103SP

1

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage Specialized Health Sciences Fund

Classes A, B, and C

Supplement dated December 17, 2007, to the Prospectus dated March 1, 2007,

as previously supplemented on October 1, 2007, and July 16, 2007.

This supplement contains important information about the Specialized Health Sciences Fund (the “Fund”).

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees (“Board”) unanimously approved a set of initiatives designed to streamline the Wells Fargo Advantage Funds® including certain fund reorganizations and liquidations. The Board believes these initiatives are in the best interest of shareholders.

Additional information on fund liquidations follows.

Liquidation

The Board unanimously approved the liquidation of the Fund. The liquidation was approved by the Board based, in part, on a review of the Fund’s long-term viability given its current and projected asset size.

Effective at the close of business December 20, 2007, the Fund will be closed to new investors and additional investments from existing shareholders. Existing shareholders may use the proceeds from the redemption of Fund shares to purchase Class A shares of any other Wells Fargo Advantage Fund without the imposition of a front-end sales charge for a period of 120 days following the date of liquidation. Those shareholders wishing to purchase Class A shares with no sales charge must request the selling agent or shareholder servicing agent for the waiver, identifying themselves at the time of purchase as former Fund shareholders eligible for the waiver, and provide appropriate proof of eligibility. Any Class B or Class C shares that are redeemed on or before the business day immediately preceding the date of liquidation will be subject to any applicable contingent deferred sales charges (“CDSC”) as described in the Prospectus. However, shareholders of Class B and Class C shares that hold their shares through the liquidation of the Fund will not be charged any applicable CDSC upon redemption of their shares.

In order to effect an orderly liquidation, the Fund may need to maintain a larger cash balance than it would under normal circumstances as shareholders redeem shares of the Fund before the date of liquidation. During this period, the Fund may not be in a position to employ its principal investment strategies in order to achieve its stated investment objective as a result of the decrease in the Fund’s assets and may deviate from its stated investment policies during the period between the date of this supplement and the liquidation date.

To avoid adverse tax consequences, the Fund may seek to make a distribution of income and capital gains realized from liquidating its portfolio. The amount of any such distribution cannot yet be determined. It is anticipated that any such gains would be paid to shareholders on or about January 23, 2008. Shareholders of the Fund on the date of liquidation will receive a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares. Shareholders should consult with their own tax advisors regarding the application of tax laws and the liquidation to their particular situations.

The liquidation is expected to occur on or about January 25, 2008.

SFR127/P401SP2

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